Property, plant, and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 1,342,246	R$ 974,180
Accumulated depreciation	(451,455)	(412,632)
Net	890,791	561,548	R$ 474,560
Land [member]
IfrsStatementLineItems [Line Items]
Cost	94,001	94,751
Accumulated depreciation
Net	94,001	94,751	94,228
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	134,818	127,968
Accumulated depreciation	(49,179)	(47,048)
Net	R$ 85,639	R$ 80,920	73,088
Useful life	50 years	50 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 629,653	R$ 480,800
Accumulated depreciation	(346,037)	(331,056)
Net	R$ 283,616	R$ 149,744	110,082
Useful life	5 - 20 years	5 - 20 years
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 126,689	R$ 35,163
Accumulated depreciation	(18,394)	(11,624)
Net	R$ 108,295	R$ 23,539	4,179
Useful life	10 years	10 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 41,465	R$ 38,557
Accumulated depreciation	(19,141)	(17,777)
Net	R$ 22,324	R$ 20,780	21,194
Useful life	15 years	15 years
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 165,100	R$ 126,102
Accumulated depreciation	(18,084)	(4,569)
Net	R$ 147,016	R$ 121,533	43,196
Useful life	15 - 20 years	15 - 20 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 7,278	R$ 7,487
Accumulated depreciation	(620)	(558)
Net	R$ 6,658	R$ 6,929	6,873
Useful life	20 years	20 years
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 143,242	R$ 63,352
Accumulated depreciation
Net	R$ 143,242	R$ 63,352	R$ 121,720